INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2014	2013
Deferred tax assets:
Net operating losses	$3,045,692	$1,956,406
Accrued expenses	253,576	167,880
Stock options	251,798	-
Tax credit carryforwards	413,691	120,700
Depreciation and amortization	(30,668)	(137,528)
Other	135	5,842
Capitalized R&D	2,386,507	1,371,494
Total gross deferred tax assets	6,320,730	3,484,794
Valuation allowance	(6,320,730)	(3,484,794)
Total deferred tax assets	$-	$-

Schedule of reconciliation of income tax expense
	December 31,
	2014	2013
Income tax benefit computed at federal statutory tax rate	34.0%	34.0%
State taxes, net of federal benefit	3.8%	5.2%
Non-deductible items	(7.0)%	(0.8)%
General business credits and other credits	2.1%	1.3%
Change in valuation allowance	(34.5)%	(38.5)%
Other	1.6%	(1.2)%
Effective tax rate	0.0%	0.0%